Earnings per share (Detail Textuals) - $ / shares	1 Months Ended
	Jan. 19, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Number of shares outstanding		1,500,000,000
Nominal value of each common share		$ 1	$ 1	$ 1
Initial Public Offering
Earnings per share [line items]
Number of shares outstanding	148,117,500
Reverse stock split ratio	1-to-10.12709504
Nominal value of each common share	$ 1